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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2005
                                               --------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
                 -------------------------------
   Address:      177 Broad Street
                 -------------------------------
                 Stamford, CT 06901
                 -------------------------------

Form 13F File Number:       28-05743
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Daniel J. O'Brien             Stamford, CT      July 28, 2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         15
                                        --------------------

Form 13F Information Table Value Total:      $667,881
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                              13F INFORMATION TABLE
                                  JUNE 30, 2005


COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4     COLUMN 5                 COLUMN 6       COLUMN 7      COLUMN 8
                              TITLE OF                VALUE      SHARES OR          PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (X$1000)      PRN AMT   SH/PRN  CALL  DISCRETION      MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA SVC GROUP, INC          COM      02364L109        95         6,000    SH          SHARED DEFINED   NONE        6,000
ARRIS GROUP INC                 COM      04269Q100       684        78,500    SH          SHARED-DEFINED   NONE       78,500
DISCOVERY PARTNERS
 INTL, INC                      COM      254675101       271        94,900    SH          SHARED DEFINED   NONE       94,900
DOLLAR FINANCIAL CORP           COM      256664103       322        30,305    SH          SHARED DEFINED   NONE       30,305
FIRST CONSULTING GROUP INC      COM      31986R103       115        22,500    SH          SHARED DEFINED   NONE       22,500
GOODYS FAMILY CLOTHING INC      COM      382588101        39         5,260    SH          SHARED-DEFINED   NONE        5,260
HERBALIFE LTD               COM USD SHS  G4412G101   569,347    26,346,469    SH          SHARED-DEFINED   NONE   26,346,469
HORNBECK OFFSHORE SVCS INC      COM      440543106       677        25,000    SH          SHARED-DEFINED   NONE       25,000
HYPERCOM CORP                   COM      44913M105       598        92,500    SH          SHARED-DEFINED   NONE       92,500
KNOLOGY, INC.                   COM      499183804     3,028     1,585,122    SH          SHARED-DEFINED   NONE    1,585,122
NEUROMETRIX INC                 COM      641255104    66,776     3,333,811    SH          SHARED-DEFINED   NONE    3,333,811
NMT MEDICAL, INC.               COM      629294109    25,040     2,504,010    SH          SHARED-DEFINED   NONE    2,504,010
ORBITAL SCIENCES CORP           COM      685564106       131        13,275    SH          SHARED-DEFINED   NONE       13,275
TENNECO AUTOMOTIVE, INC         COM      880349105       166        10,000    SH          SHARED DEFINED   NONE       10,000
WORLD AIR HOLDINGS, INC         COM      98142V104       592        50,500    SH          SHARED DEFINED   NONE       50,500